OTHER INVESTMENTS	12 Months Ended
Jun. 30, 2023
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [abstract]
OTHER INVESTMENTS	OTHER INVESTMENTS

ACCOUNTING JUDGEMENTS
The Group has one (1) director representative on the Rand Refinery board. Therefore, judgement had to be applied to ascertain whether significant influence exists, and if the investment should be accounted for as an associate under IAS 28 Investments in Associates and Joint Ventures. The director representation is not considered significant influence, as it does not constitute meaningful representation. It represents 11.11% of the entire board and is proportional to the 11% shareholding that the Group has.
SIGNIFICANT ACCOUNTING ASSUMPTIONS AND ESTIMATES
The fair value of the listed equity instrument is determined based on quoted prices on an active market. Equity instruments which are not listed on an active market are measured using other applicable valuation techniques depending on the extent to which the technique maximises the use of relevant observable inputs and minimises the use of unobservable inputs. Where discounted cash flows are used, the estimated cash flows are based on management’s best estimate based on readily available information at measurement date. The discounted cash flows contain assumptions about the future that are inherently uncertain and can change materially over time.

ACCOUNTING POLICIES
On initial recognition of an equity investment that is not held for trading, the Group may make an irrevocable election to present subsequent changes in the investment’s fair value in other comprehensive income. This election is made on an investment-by-investment basis.
These assets are initially recognised at fair value plus any directly attributable transaction costs. Subsequent to initial recognition they are measured at fair value and changes therein are recognised in other comprehensive income (“OCI”), and are never reclassified to profit or loss, with dividends recognised in profit or loss unless the dividend clearly represents a recovery of part of the cost of the investment.
The Group’s listed and unlisted investments in equity securities are classified as equity instruments at fair value through OCI.

Amounts in R million	Shares held [1]	% held [1]	2023	2022

Listed investments (Fair value hierarchy Level 1):
West Wits Mining Limited ("WWM")	47,812,500	2.1%	7.2	10.7
Total listed investments			7.2	10.7

Unlisted investments (Fair value hierarchy Level 3):
Rand Refinery Proprietary Limited ("Rand Refinery")	44,438	11.3%	156.3	136.1
Rand Mutual Assurance Company Limited B Share Business Fund ("RMA") [2]	12,659	1.3%	4.9	4.4
Guardrisk Insurance Company Limited (Cell Captive A170) [3]	20	100%	0.1	0.1
Chamber of Mines Building Company Proprietary Limited	42,292	4.5%	0.1	0.1

Total unlisted investments			161.4	140.7

Balance at the end of the year			168.6	151.4

Fair value adjustment on equity instruments at fair value through OCI			17.2	(15.7)
WWM			(3.5)	(32.8)
Rand Refinery			20.2	16.8
RMA			0.5	0.3
Dividends received on equity instruments at fair value through OCI			(78.3)	(71.5)
Rand Refinery			(77.4)	(70.1)
RMA			(0.9)	(1.4)
[1]The number and percentage of shares held remained unchanged from the prior year with the exception of WWM that issued new shares thereby diluting DRDGOLD's effective shareholding from 2.4% to 2.1%
[2]The "B Share Business Fund" shares relate to all the businesses of the RMA Group that do not relate to the Compensation for Occupational Injuries and Diseases Act
[3]The shares held entitle the holder to 100% of the residual net equity of Cell Captive A 170

MARKET RISK
Other market price risk
Equity price risk arises from changes in quoted market prices of listed investments as well as changes in the fair value of unlisted investments due to changes in the underlying net asset values
FAIR VALUE OF FINANCIAL INSTRUMENTS
Listed investments
The fair values of listed investments are determined by reference to published price quotations from recognised securities exchanges and constitute level 1 instruments in the fair value hierarchy.
Unlisted investments
The fair values of unlisted investments are determined through valuation techniques that include inputs that are not based on observable market data and constitute level 3 instruments in the fair value hierarchy.
25    OTHER INVESTMENTS continued
25.1    RAND REFINERY

Amounts in R million	2023	2022

Balance at the beginning of the year	136.1	119.3
Fair value adjustment on equity investments at fair value through other comprehensive income	20.2	16.8

Balance at the end of the year	156.3	136.1
In accordance with IFRS 13 Fair Value Measurement, the income approach has been established to be the most appropriate basis to estimate the fair value of the investment in Rand Refinery. This method relies on the future budgeted cash flows as estimated by Rand Refinery. Management used a model developed by an external expert to perform the valuation.
Rand Refinery’s refining operations (excluding Prestige Bullion) were valued using the Free Cash Flow model, whereby an enterprise value using a Gordon Growth formula for the terminal value was estimated. The forecasted dividend income to be received from Prestige Bullion was valued using a finite-life dividend discount model as Rand Refinery’s shareholding will be reduced to nil in 2032 per agreement with the South African Mint (partner in Prestige Bullion). These valuations revealed that the fair value of the investment in Rand Refinery consist mainly of Rand Refinery’s cash on hand and the forecasted dividend income to be received from Prestige Bullion.
The fair value of Rand Refinery increased as a result of an increase in cash on hand. The enterprise value of the refining operations of Rand Refinery decreased because of an increase in budgeted operating costs. The value of the forecasted dividends for Prestige Bullion decreased as a result of a decrease in the discount period due to the model being finite.
The fair value measurement uses significant unobservable inputs and relates to a fair value hierachy level 3 financial instrument. Marketability and minority discounts (both unobservable inputs) of 15.3% and 17.0% (2022: 16.5% and 17.0%), respectively, were applied. The latest budgeted cash flow forecasts provided by Rand Refinery as at 30 June 2023 was used, and therefore classified as an unobservable input into the models. Other key observable/unobservable inputs into the model include:

Amounts in R million	Observable/unobservable input	Unit	2023	2022

Rand Refinery operations

Forecast average gold price	Observable input	R/kg	1,060,562	880,207
Forecast average silver price	Observable input	R/kg	13,460	11,209
Average South African CPI	Observable input	%	4.5	4.4
South African long-term government bond rate	Observable input	%	10.51	10.26
Terminal growth rate	Unobservable input	%	4.5	4.4
Weighted average cost of capital	Unobservable input	%	17.0	15.9

Investment in Prestige Bullion

Discount period	Unobservable input	years	10	11
Cost of equity	Unobservable input	%	17.0	14.2

Sensitivity analysis
The fair value measurement is most sensitive to the Rand denominated gold price and operating costs. The higher the gold price, the higher the fair value of the Rand Refinery investment. The higher the operating costs, the lower the fair value of Rand Refinery. The fair value measurement is also sensitive to the discount rate and minority and marketability discounts applied. The below table indicates the extent of sensitivity of the Rand Refinery equity value to the inputs:

		Input		Change in OCI, net of tax
Amounts in R million		% Increase	% Decrease	% Increase	% Decrease

Rand Refinery operations

Rand US Dollar exchange rate	Observable inputs	1	(1)	2.4	(2.4)
Commodity prices (gold and silver)	Observable inputs	1	(1)	1.6	(1.6)
Operating costs	Unobservable inputs	1	(1)	(3.4)	3.4
Weighted average cost of capital	Unobservable inputs	1	(1)	(2.2)	2.2
Minority discount	Unobservable inputs	1	(1)	(1.2)	1.2
Marketability discount	Unobservable inputs	1	(1)	(1.2)	1.2

Investment in Prestige Bullion

Cost of equity	Unobservable inputs	1	(1)	(0.6)	0.6
Prestige Bullion dividend forecast	Unobservable inputs	1	(1)	0.2	(0.2)